JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 95.2%(a)
Alabama — 0.5%
Utility — 0.5%
Black Belt Energy Gas District, Gas Supply Series 2016A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021(b)	2,000	2,075

Alaska — 0.6%
Industrial Development Revenue/Pollution Control Revenue — 0.6%
Alaska Industrial Development and Export Authority Series 2019A, Rev., 4.00%, 10/1/2036	2,000	2,212
Alaska Industrial Development and Export Authority, Providence Health and Services Series 2011A, Rev., 5.50%, 10/1/2041	325	346

		2,558

Total Alaska		2,558

Arizona — 6.7%
Education — 2.0%
Arizona Industrial Development Authority, Equitable School Revolving Funds
Series A, Rev., 5.00%, 11/1/2044	750	896
Series A, Rev., 4.00%, 11/1/2049	1,000	1,092
Arizona Industrial Development Authority, Fire MESA and Red Rock Campus Projects
Series 2019A, Rev., 3.55%, 7/15/2029(c)	1,360	1,406
Series 2019A, Rev., 5.00%, 7/15/2039(c)	1,325	1,456
Series 2019A, Rev., 5.00%, 7/15/2049(c)	1,675	1,819
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	420
Series 2018A, Rev., 5.00%, 7/1/2033	150	179
Series 2018A, Rev., 5.00%, 7/1/2037	200	236
La Paz County Industrial Development Authority, Charter School Solutions-Harmony Public Schools Project
Series 2018A, Rev., 5.00%, 2/15/2028	200	228
Series 2018A, Rev., 5.00%, 2/15/2038	405	464

		8,196

Hospital — 1.8%
Maricopa County Industrial Development Authority, Banner Health Series A, Rev., 4.00%, 1/1/2044	7,000	7,758

Industrial Development Revenue/Pollution Control Revenue — 2.8%
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2029	1,500	1,771
Series 2019A, Rev., 5.00%, 1/1/2037	1,000	1,152
Series 2019A, Rev., 5.00%, 1/1/2038	1,000	1,145
Series 2019A, Rev., 4.25%, 1/1/2039	1,000	1,068
Series 2019A, Rev., 4.50%, 1/1/2049	2,000	2,147
Arizona Industrial Development Authority, Pinecrest Academy, Horizon, Inspirada and St. Rose Campus Projects
Series 2018A, Rev., 5.00%, 7/15/2028(c)	1,000	1,110
Series 2018A, Rev., 5.75%, 7/15/2038(c)	1,000	1,134
Glendale Industrial Development Authority, Terraces of Phoenix Project
Series 2018A, Rev., 4.00%, 7/1/2028	450	475
Series 2018A, Rev., 5.00%, 7/1/2033	600	659
Series 2018A, Rev., 5.00%, 7/1/2038	300	326
Industrial Development Authority of the County of Pima (The), American Leadership Academy Rev., 5.00%, 6/15/2034(c)	725	779

		11,766

Utility — 0.1%
City of Mesa, Utility System
Rev., AGM, 5.25%, 7/1/2029(d)	160	213
Rev., AGM, 5.25%, 7/1/2029	40	53

		266

Total Arizona		27,986

California — 2.3%
Education — 0.8%
California Community College Financing Authority, Orange Coast Properties LLC - Orange Coast College Project
Rev., 5.00%, 5/1/2037	750	884
Rev., 5.00%, 5/1/2038	400	470

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
California Public Finance Authority, Laverne Elementary Preparatory Academy
Series 2019A, Rev., 4.25%, 6/15/2029(c)	795	814
Series 2019A, Rev., 5.00%, 6/15/2039(c)	785	809
California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2018A, Rev., AGM, 0.00%, 8/1/2030	200	157

		3,134

General Obligation — 0.1%
Pomona Unified School District Series C, GO, 6.00%, 8/1/2029(d)	160	225
San Mateo Union High School District, Capital Appreciation, Election of 2006 Series A, GO, 0.00%, 9/1/2028	100	71
Sunnyvale Elementary School District, Election 2004 Series C, GO, 5.50%, 9/1/2034	175	250

		546

Hospital — 0.9%
California Health Facilities Financing Authority, Children’s Hospital Series 2017A, Rev., 5.00%, 8/15/2047	500	585
California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2047	200	230
California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 5.00%, 10/15/2029	200	233
California Statewide Communities Development Authority, Adventist Health System Series 2018A, Rev., 3.50%, 3/1/2038	2,000	2,106
Palomar Health Rev., 5.00%, 11/1/2039	500	570

		3,724

Housing — 0.1%
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien
Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	245	259
Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	240	255

		514

Industrial Development Revenue/Pollution Control Revenue — 0.1%
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project Series 2015B-2, Rev., VRDO, AMT, 3.13%, 11/3/2025(b)	250	267

Utility — 0.3%
California Municipal Finance Authority, San Antonio Gardens Project Rev., 5.00%, 11/15/2039	850	1,003
Los Angeles Department of Water and Power, Water System Series A, Rev., 5.25%, 7/1/2039	250	261

		1,264

Total California		9,449

Colorado — 8.0%
Certificate of Participation/Lease — 1.1%
South Suburban Park & Recreation District
COP, 4.00%, 12/15/2035	2,015	2,272
COP, 4.00%, 12/15/2036	1,350	1,517
COP, 4.00%, 12/15/2037	500	559

		4,348

Education — 0.4%
Colorado Educational and Cultural Facilities Authority, Stargate Charter School Project
Series 2018A, Rev., 5.00%, 12/1/2032	500	609
Series 2018A, Rev., 5.00%, 12/1/2033	500	608
Series 2018A, Rev., 4.00%, 12/1/2048	500	536

		1,753

General Obligation — 3.7%
Aviation Station, North Metropolitan District No. 2 Series A, GO, 5.00%, 12/1/2039	750	803
Bradburn Metropolitan District No. 2
Series 2018A, GO, 5.00%, 12/1/2038	500	539
Series 2018B, GO, 7.25%, 12/15/2047	500	537
Broadway Station Metropolitan District No. 3 GO, 5.00%, 12/1/2039	600	624
Cottonwood Highlands Metropolitan District No. 1 Series 2019A, GO, 5.00%, 12/1/2049	900	957

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cross Creek Metropolitan District No. 2, Unlimited Tax GO, AGM, 4.00%, 12/1/2045	1,000	1,087
DIATC Metropolitan District
GO, 3.25%, 12/1/2029(c)	590	586
GO, 5.00%, 12/1/2039(c)	1,240	1,334
Lanterns Metropolitan District No. 1 Series A, GO, 5.00%, 12/1/2039	1,375	1,458
Painted Prairie Metropolitan District No. 2 GO, 5.25%, 12/1/2048	2,000	2,079
Thompson Crossing Metropolitan District No. 4
GO, 5.00%, 12/1/2039	1,400	1,505
GO, 5.00%, 12/1/2049	1,500	1,597
Trails at Crowfoot Metropolitan District No. 3
Series A, GO, 4.38%, 12/1/2030	620	631
Series A, GO, 5.00%, 12/1/2039	1,000	1,043
Willow Bend Metropolitan District Series A, GO, 5.00%, 12/1/2039	600	643

		15,423

Hospital — 2.3%
Colorado Health Facilities Authority, Christian Living Neighborhoods
Rev., 4.00%, 1/1/2023	620	655
Rev., 4.00%, 1/1/2025	660	716
Rev., 4.00%, 1/1/2026	520	569
Rev., 4.00%, 1/1/2028	500	557
Rev., 4.00%, 1/1/2038	550	583
Rev., 5.00%, 1/1/2038	1,550	1,766
Colorado Health Facilities Authority, Commonspirit Health Series A-1, Rev., 4.00%, 8/1/2044	2,000	2,153
Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project Series A, Rev., 5.25%, 5/15/2028	1,000	1,181
Denver Health and Hospital Authority Series 2019A, Rev., 4.00%, 12/1/2037	1,250	1,387

		9,567

Other Revenue — 0.5%
Copper Ridge Metropolitan District
Rev., 4.00%, 12/1/2029	1,000	1,020
Rev., 5.00%, 12/1/2039	1,000	1,057

		2,077

Utility — 0.0%(e)
Public Authority for Colorado Energy, Natural Gas Purchase Series 2008, Rev., 6.13%, 11/15/2023	90	100

Total Colorado		33,268

Connecticut — 1.7%
Education — 1.0%
Connecticut State Health and Educational Facilities Authority, Mary Wade Home Issue
Series A-1, Rev., 5.00%, 10/1/2029(c)	400	448
Series A-1, Rev., 4.50%, 10/1/2034(c)	2,350	2,546
Series A-1, Rev., 5.00%, 10/1/2039(c)	1,000	1,098
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series A, Rev., 5.25%, 11/15/2024	200	208

		4,300

General Obligation — 0.3%
State of Connecticut Series A, GO, 5.00%, 4/15/2037	1,000	1,208

Other Revenue — 0.4%
Town of Hamden, Whitney Center Project Rev., 5.00%, 1/1/2030	1,500	1,675

Total Connecticut		7,183

Delaware — 0.2%
Housing — 0.0%(e)
Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	165	169

Industrial Development Revenue/Pollution Control Revenue — 0.2%
Delaware Economic Development Authority, Acts Retirement-Life Communities, Inc. Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	700	804

Total Delaware		973

District of Columbia — 0.2%
Education — 0.2%
District of Columbia, International School Issue Rev., 5.00%, 7/1/2039	650	781

Other Revenue — 0.0%(e)
District of Columbia, Kipp DC Issue Rev., 4.00%, 7/1/2039	200	218

Total District of Columbia		999

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Florida — 7.2%
Education — 4.1%
Capital Trust Agency, Inc., Advantage Academy of Hillsborough Project
Series A, Rev., 5.00%, 12/15/2029	405	453
Series A, Rev., 5.00%, 12/15/2039	1,775	1,939
County of Lake, Imagine South Lake Charter School Project
Series A, Rev., 5.00%, 1/15/2029(c)	500	560
Series A, Rev., 5.00%, 1/15/2039(c)	550	604
Series A, Rev., 5.00%, 1/15/2049(c)	825	894
County of Palm Beach, Atlantic University
Rev., 5.00%, 4/1/2029(c)	400	453
Rev., 5.00%, 4/1/2039(c)	900	1,006
Florida Development Finance Corp., Imagine School at Broward Project
Series A, Rev., 4.00%, 12/15/2029(c)	260	285
Series A, Rev., 5.00%, 12/15/2034(c)	525	613
Series A, Rev., 5.00%, 12/15/2039(c)	305	351
Florida Higher Educational Facilities Financial Authority, Ringling College Project
Rev., 5.00%, 3/1/2034	385	467
Rev., 5.00%, 3/1/2035	1,165	1,407
Rev., 5.00%, 3/1/2036	1,230	1,483
Rev., 5.00%, 3/1/2037	1,130	1,359
Rev., 5.00%, 3/1/2044	2,000	2,358
Florida Higher Educational Facilities Financial Authority, St. Leo University Project Series 2019, Rev., 5.00%, 3/1/2039	750	851
Lakeland Educational Facilities, Southern College Project Series 2012A, Rev., 5.00%, 9/1/2025	500	543
Pinellas County Educational Facilities Authority, Pinellas Academy of Math and Science Project Series 2018A, Rev., 4.13%, 12/15/2028(c)	1,180	1,268

		16,894

Hospital — 0.4%
Miami Beach Health Facilities Authority, Mount Sinai Medical Center Rev., 5.00%, 11/15/2029	545	623
Sarasota County Health Facilities Authority, Sunnyside Village Project Rev., 5.00%, 5/15/2038	1,050	1,179

		1,802

Industrial Development Revenue/Pollution Control Revenue — 0.6%
Lee County Industrial Development Authority, Shell Point/Waterside Health Project Rev., 5.00%, 11/15/2039	1,340	1,554
Polk County Industrial Development Authority, Retirement Facilities, Carpenter’s Home Estates
Series 2019A, Rev., 5.00%, 1/1/2029	450	517
Series 2019A, Rev., 5.00%, 1/1/2039	400	449

		2,520

Other Revenue — 0.4%
Capital Trust Agency Inc., H-Bay Ministries, Inc., Superior Residences Project
Series 2018B, Rev., 3.75%, 7/1/2023	150	151
Series 2018B, Rev., 4.00%, 7/1/2028	375	379
Series 2018B, Rev., 4.25%, 7/1/2033	610	614
Series 2018B, Rev., 4.50%, 7/1/2038	500	505

		1,649

Prerefunded — 0.0%(e)
Charlotte County, Utility System Rev., AGM, 5.25%, 10/1/2024(d)	70	75

Transportation — 0.8%
County of Broward, Airport System Series 2019A, Rev., AMT, 4.00%, 10/1/2044	3,000	3,318

Utility — 0.9%
Charlotte County, Utility System Rev., AGM, 5.25%, 10/1/2024	130	139
County of Palm Beach, Tuscan Gardens of Delray Beach Project
Series 2018-A, Rev., 4.25%, 4/2/2022(b)	1,000	1,012
Series 2018C, Rev., VRDO, 6.25%, 4/2/2022(b)	1,000	1,013
JEA Electric System Series B, Rev., 5.00%, 10/1/2034	25	27
Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation For Global Understanding, Inc., Project Rev., 5.00%, 7/1/2029	625	744

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Tampa Bay Water Utility System, Revenue Refunding and Improvement Series A, Rev., NATL-RE, 6.00%, 10/1/2029	500	696

		3,631

Total Florida		29,889

Georgia — 0.2%
Housing — 0.0%(e)
Georgia Housing and Finance Authority, Single Family Mortgage Series B, Rev., AMT, 4.00%, 12/1/2029	15	15

Other Revenue — 0.1%
Downtown Smyrna Development Authority Rev., 5.25%, 2/1/2028	240	283

Transportation — 0.1%
City of Atlanta, Airport Series 2012C, Rev., 5.00%, 1/1/2042	500	532

Total Georgia		830

Idaho — 0.0%(e)
Education — 0.0%(e)
Idaho Housing and Finance Association, Compass Public Charter School, Inc. Project Series A, Rev., 4.63%, 7/1/2029(c)	180	197

Illinois — 6.9%
Education — 0.7%
Illinois Finance Authority, University of Illinois, Champaign Project
Series 2019A, Rev., 5.00%, 10/1/2036	300	369
Series 2019A, Rev., 5.00%, 10/1/2037	400	490
Series 2019A, Rev., 5.00%, 10/1/2038	400	488
Series 2019A, Rev., 5.00%, 10/1/2039	350	426
Series 2019A, Rev., 5.00%, 10/1/2044	1,000	1,205

		2,978

General Obligation — 2.8%
Des Plaines Valley Public Library District GO, 5.50%, 1/1/2030	125	125
Grundy & Will Counties Community Unit School District No. 1 Coal City GO, 5.00%, 2/1/2027	600	708
Metropolitan Water Reclamation District of Greater Chicago Series C, GO, 5.25%, 12/1/2027	50	63
State of Illinois
Series 2012, GO, 4.13%, 3/1/2028	170	175
Series 2017A, GO, 4.00%, 12/1/2033	5,000	5,256
State of Illinois, Rebuild Illinois Program Series 2019B, GO, 4.00%, 11/1/2035	5,000	5,278

		11,605

Hospital — 0.9%
Upper Illinois River Valley Development Authority, Morris Hospital
Series 2018, Rev., 5.00%, 12/1/2027	1,145	1,347
Series 2018, Rev., 5.00%, 12/1/2028	1,050	1,247
Series 2018, Rev., 5.00%, 12/1/2029	875	1,034
Series 2018, Rev., 5.00%, 12/1/2033	250	291
Series 2018, Rev., 5.00%, 12/1/2034	20	23

		3,942

Housing — 1.2%
Illinois Finance Authority, Lutheran Home and Services for the Aged, Inc.
Series 2019A, Rev., 5.00%, 11/1/2029(f)	1,590	1,757
Series 2019A, Rev., 5.00%, 11/1/2030(f)	1,940	2,132
Series 2019A, Rev., 5.00%, 11/1/2035(f)	900	976

		4,865

Other Revenue — 0.4%
Metropolitan Pier and Exposition Authority, Mccormick Place Expansion Project Series 2012B, Rev., 5.00%, 12/15/2028	1,610	1,720

Prerefunded — 0.0%(e)
Lake County Community Consolidated School District No. 50 Woodland Series C, GO, 5.25%, 1/1/2024(d)	150	157

Transportation — 0.8%
Chicago O’Hare International Airport, Transportation Infrastructure Properties LLC (TRIPS) Obligated Group Rev., AMT, 5.00%, 7/1/2038	500	588
Illinois State Toll Highway Authority Series A, Rev., 4.00%, 1/1/2037	2,000	2,291
Regional Transportation Authority Series A, Rev., NATL-RE, 6.00%, 7/1/2024	250	300

		3,179

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer — 0.1%
City of Chicago, Waterworks, Second Lien Rev., AMBAC, BHAC-CR, 5.75%, 11/1/2030	150	190

Total Illinois		28,636

Indiana — 2.6%
Education — 0.7%
City of Anderson, Economic Development, Anderson University Rev., 6.00%, 10/1/2042	1,500	1,592
Indiana Finance Authority, Marian University Project Series A, Rev., 4.00%, 9/15/2044	1,090	1,164

		2,756

Hospital — 0.5%
Indiana Finance Authority, Goshen Health
Series A, Rev., 5.00%, 11/1/2035	665	813
Series A, Rev., 4.00%, 11/1/2036	235	261
Series A, Rev., 4.00%, 11/1/2037	330	365
Series A, Rev., 4.00%, 11/1/2038	340	374
Series A, Rev., 4.00%, 11/1/2039	360	395

		2,208

Housing — 0.0%(e)
Indiana Housing and Community Development Authority, Home First Mortgage
Series C, Rev., GNMA/FNMA/FHLMC, 4.50%, 12/1/2027	25	26
Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2028	10	10

		36

Other Revenue — 1.0%
City of Franklin, Otterbeit Homes
Series B, Rev., 4.00%, 7/1/2036	870	952
Series B, Rev., 4.00%, 7/1/2037	905	987
Series B, Rev., 4.00%, 7/1/2038	940	1,022
Series B, Rev., 4.00%, 7/1/2039	750	813
Series B, Rev., 4.00%, 7/1/2040	500	541

		4,315

Utility — 0.3%
Indiana Finance Authority, Marquette Project Series A, Rev., 5.00%, 3/1/2030	1,000	1,107

Water & Sewer — 0.1%
Indiana State Finance Authority, Wastewater Utility, First Lien Series 2101A, Rev., 5.25%, 10/1/2031	250	267

Total Indiana		10,689

Iowa — 0.8%
Education — 0.2%
Iowa Student Loan Liquidity Corp., Student Loan Series A, Rev., AMT, 3.75%, 12/1/2033	550	570

Housing — 0.3%
Iowa Finance Authority, Northcrest Inc. Project
Series 2018A, Rev., 5.00%, 3/1/2028	980	1,090
Series 2018A, Rev., 5.00%, 3/1/2038	250	273

		1,363

Utility — 0.3%
Iowa Finance Authority, Phs Council Bluffs, Inc. Project
Rev., 3.95%, 8/1/2023	150	153
Rev., 4.45%, 8/1/2028	250	262
Rev., 5.00%, 8/1/2033	485	517
Rev., 5.00%, 8/1/2038	370	391

		1,323

Total Iowa		3,256

Kansas — 0.6%
Hospital — 0.6%
City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc.
Series A, Rev., 5.00%, 5/15/2032	500	567
Series A, Rev., 5.00%, 5/15/2039	850	952
City of Wichita, Health Care Facilities, Presbyterian Manors, Inc.
Series 2018 I, Rev., 5.00%, 5/15/2033	500	548
Series I, Rev., 5.00%, 5/15/2038	500	543

		2,610

Total Kansas		2,610

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Kentucky — 0.4%
Hospital — 0.4%
City of Ashland, Kings Daughters Medical Center
Series 2016A, Rev., 4.00%, 2/1/2036	1,000	1,046
Series 2016A, Rev., 5.00%, 2/1/2040	500	550

		1,596

Total Kentucky		1,596

Louisiana — 1.0%
Education — 0.8%
Louisiana Public Facilities Authority, Young Audiences Charter School Project
Series A, Rev., 5.00%, 4/1/2030(c)	525	564
Series A, Rev., 5.00%, 4/1/2039(c)	1,425	1,491
Series A, Rev., 5.00%, 4/1/2049(c)	1,135	1,171

		3,226

Hospital — 0.1%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2042	500	577

Housing — 0.0%(e)
East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program Series 2009A-2, Rev., GNMA/FNMA/FHLMC, 4.75%, 10/1/2029	40	40

Transportation — 0.1%
New Orleans Aviation Board, General Airport, North Terminal Project Series B, Rev., AMT, 5.00%, 1/1/2048	250	286

Total Louisiana		4,129

Maine — 0.0%(e)
Prerefunded — 0.0%(e)
Maine Health and Higher Educational Facilities Authority Series A, Rev., 5.00%, 7/1/2025(d)	25	28

Maryland — 0.4%
Education — 0.4%
County of Frederick, Educational Facilities, Mount St. Mary’s University Series A, Rev., 5.00%, 9/1/2037(c)	1,500	1,696

Transportation — 0.0%(e)
Maryland Economic Development Corp. Series A, Rev., 5.13%, 6/1/2020(d)	40	41

Total Maryland		1,737

Massachusetts — 2.4%
Education — 1.2%
Massachusetts Development Finance Agency, Emerson College
Rev., 5.00%, 1/1/2037	500	589
Rev., 5.00%, 1/1/2038	405	475
Rev., 5.00%, 1/1/2043	500	581
Massachusetts Development Finance Agency, Emmanuel College Series 2016A, Rev., 5.00%, 10/1/2043	500	568
Massachusetts Development Finance Agency, Suffolk University
Rev., 5.00%, 7/1/2036	450	544
Rev., 5.00%, 7/1/2037	605	730
Massachusetts Educational Financing Authority Series B, Rev., AMT, 3.63%, 7/1/2034	1,000	1,075
Massachusetts State College Building Authority Series B, Rev., AGC, 5.50%, 5/1/2028	350	435

		4,997

Other Revenue — 1.0%
Massachusetts Development Finance Agency, New bridge On the Charles, Inc. Rev., 4.13%, 10/1/2042(c)	2,000	2,099
Massachusetts Development Finance Agency, Orchid Cove, Inc.
Rev., 4.00%, 10/1/2029	925	1,020
Rev., 4.00%, 10/1/2039	500	529
Rev., 5.00%, 10/1/2039	250	283

		3,931

Transportation — 0.2%
Massachusetts Bay Transportation Authority Series B, Rev., NATL-RE, 5.50%, 7/1/2028	300	397
Massachusetts Port Authority Series A, Rev., 5.00%, 7/1/2044	500	570

		967

Water & Sewer — 0.0%(e)
Massachusetts Water Resources Authority Series B, Rev., AGM, 5.25%, 8/1/2032	100	138

Total Massachusetts		10,033

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Michigan — 3.7%
Education — 0.2%
Michigan Finance Authority, Universal Learning Academy Rev., 6.00%, 11/1/2032	750	829

General Obligation — 0.4%
City of Detroit
GO, 5.00%, 4/1/2035	500	563
GO, 5.00%, 4/1/2036	500	562
GO, 5.00%, 4/1/2037	500	560

		1,685

Industrial Development Revenue/Pollution Control Revenue — 0.4%
Kentwood Economic Development Corp. Rev., 5.00%, 11/15/2032	1,390	1,591
Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone Rev., 5.00%, 12/1/2020	40	41

		1,632

Other Revenue — 0.7%
Michigan Strategic Fund, Holland Home Obligated Group
Rev., 5.00%, 11/15/2034	1,900	2,174
Rev., 5.00%, 11/15/2043	750	843

		3,017

Transportation — 0.1%
Wayne County Airport Authority, Detroit Metropolitan Airport Series B, Rev., AMT, 5.00%, 12/1/2021	400	428

Utility — 1.9%
Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project
Rev., 5.00%, 5/15/2032	2,000	2,275
Rev., 5.00%, 5/15/2037	1,230	1,376
Michigan Strategic Fund, I-75 Improvement Project Rev., AMT, AGM, 4.13%, 6/30/2035	2,500	2,780
Michigan Strategic Fund, United Methodist Retirement Communities, Inc. Project Rev., 5.00%, 11/15/2034	1,280	1,502

		7,933

Total Michigan		15,524

Minnesota — 0.9%
Hospital — 0.2%
City of Minneapolis, Health Care System, Fairview Health Services Series A, Rev., 4.00%, 11/15/2038	750	835

Housing — 0.7%
City of Apple Valley, Minnesota Senior Housing, Orchard Path Project Rev., 4.25%, 9/1/2038	750	779
City of Wayzata, Folkestone Senior Living Community
Rev., 5.00%, 8/1/2032	100	112
Rev., 5.00%, 8/1/2033	200	224
Rev., 5.00%, 8/1/2035	200	223
Rev., 3.75%, 8/1/2036	250	258
Rev., 3.75%, 8/1/2037	500	514
Rev., 4.00%, 8/1/2038	350	364
Rev., 4.00%, 8/1/2039	250	259
Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs
Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	5	5
Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	70	71
Minnesota Housing Finance Agency, Residential Housing Finance Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	5	5

		2,814

Total Minnesota		3,649

Mississippi — 0.7%
Hospital — 0.6%
Mississippi Hospital Equipment & Facilities Authority, Forrest County General Hospital Refunding Project
Series A, Rev., 4.00%, 1/1/2039	1,250	1,379
Series A, Rev., 4.00%, 1/1/2040	1,000	1,100

		2,479

Other Revenue — 0.1%
Mississippi Development Bank, Harrison County, Coliseum and Convention Center
Series A, Rev., 5.25%, 1/1/2030	160	207
Series 2010A, Rev., 5.25%, 1/1/2034	100	132

		339

Total Mississippi		2,818

Missouri — 2.4%
Education — 0.7%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2029	550	630
Series 2019A, Rev., 5.00%, 2/1/2034	1,010	1,147
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,123

		2,900

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
General Obligation — 0.1%
Independence School District, Direct Deposit Program Series A, GO, 5.25%, 3/1/2031	250	262

Housing — 0.0%(e)
Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program
Series E-3, Rev., GNMA/FNMA/FHLMC, 4.63%, 5/1/2028	35	36
Series E-4, Rev., AMT, GNMA/FNMA/FHLMC, 4.25%, 11/1/2030	25	25

		61

Industrial Development Revenue/Pollution Control Revenue — 0.2%
St Louis County Industrial Development Authority, Friendship Village Series 2018A, Rev., 5.00%, 9/1/2028	630	725

Other Revenue — 1.3%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019C, Rev., 4.00%, 2/1/2032	390	432
Series 2019C, Rev., 4.00%, 2/1/2033	865	951
Series 2019C, Rev., 4.00%, 2/1/2034	1,000	1,096
Series 2019C, Rev., 5.00%, 2/1/2042	2,500	2,987

		5,466

Transportation — 0.1%
Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2025	400	481

Total Missouri		9,895

Montana — 0.3%
General Obligation — 0.1%
Cascade County Elementary School District No. 1 Great Falls, School Building GO, 3.63%, 7/1/2038	335	360

Hospital — 0.2%
Montana Facility Finance Authority, Bozeman Deaconess Health Services Obligated Group Rev., 3.63%, 6/1/2043	825	858

Housing — 0.0%(e)
Montana Board of Housing, Single Family Homeownership Series A-2, Rev., AMT, 4.00%, 12/1/2038	110	115

Transportation — 0.0%(e)
City of Billings, Airport Series 2010A, Rev., AMT, 5.00%, 7/1/2020	100	102

Total Montana		1,435

Nebraska — 0.5%
Hospital — 0.5%
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Obligated Group
Series 2019A, Rev., 4.00%, 1/1/2034	1,000	1,107
Series 2019A, Rev., 4.00%, 1/1/2037	1,000	1,099

		2,206

Total Nebraska		2,206

Nevada — 0.1%
Transportation — 0.1%
City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	407

New Hampshire — 0.3%
Education — 0.0%(e)
City of Manchester, School Facilities Rev., NATL-RE, 5.50%, 6/1/2027	100	127

Housing — 0.0%(e)
New Hampshire Housing Finance Authority, Single Family Mortgage Series 2011A, Rev., AMT, 5.25%, 7/1/2028	20	20

Utility — 0.3%
New Hampshire Business Finance Authority, The Vista Project
Series A, Rev., 5.25%, 7/1/2039(c)	200	218
Series A, Rev., 5.63%, 7/1/2046(c)	1,000	1,098

		1,316

Total New Hampshire		1,463

New Jersey — 4.0%
Education — 1.7%
New Jersey Economic Development Authority, School Facilities Construction Series EEE, Rev., 5.00%, 6/15/2043	4,000	4,546

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New Jersey Higher Education Student Assistance Authority, Senior Student Loan
Series 2018A, Rev., AMT, 3.75%, 12/1/2031	750	816
Series 2018A, Rev., AMT, 4.00%, 12/1/2032	400	441
Series A, Rev., AMT, 4.00%, 12/1/2033	500	551
Series 2018A, Rev., AMT, 4.00%, 12/1/2034	300	329
Series A, Rev., AMT, 4.00%, 12/1/2035	200	219

		6,902

Hospital — 0.4%
New Jersey Health Care Facilities Financing Authority, St. Josephs Healthcare System Rev., 5.00%, 7/1/2041	1,500	1,703

Industrial Development Revenue/Pollution Control Revenue — 1.2%
New Jersey Economic Development Authority, Black House EHT Urban Renewal LLC Project Series 2019A, Rev., 5.00%, 10/1/2039(c)	2,000	2,003
New Jersey Economic Development Authority, Charter School, Golden Door Charter School Project
Series 2018A, Rev., 5.13%, 11/1/2029(c)	210	230
Series 2018-A, Rev., 6.25%, 11/1/2038(c)	525	602
New Jersey Economic Development Authority, Charter School, Marion P. Thomas Charter School, Inc. Project Series 2018-A, Rev., 5.00%, 10/1/2033(c)	1,000	1,073
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	1,200	1,314

		5,222

Transportation — 0.7%
New Jersey Economic Development Authority, Motor Vehicle Surplus Series A, Rev., NATL-RE, 5.25%, 7/1/2024	380	437
New Jersey Transportation Trust Fund Authority Series 2019BB, Rev., 4.00%, 6/15/2036	1,000	1,064
New Jersey Transportation Trust Fund Authority, Transportation Program Series AA, Rev., 5.25%, 6/15/2033	1,335	1,475

		2,976

Total New Jersey		16,803

New Mexico — 0.7%
Housing — 0.0%(e)
New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Series 2011B, Class I, Rev., GNMA/FNMA/FHLMC, 5.00%, 3/1/2028	60	61
Series A, Class I, Rev., GNMA/FNMA/FHLMC, 5.00%, 9/1/2030	15	15

		76

Other Revenue — 0.2%
City of Santa Fe, El Castillo Retirement Residences Project Series 2019A, Rev., 5.00%, 5/15/2034	650	736

Utility — 0.5%
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group – La Vida Llena Expansion Project
Series A, Rev., 5.00%, 7/1/2033	360	414
Series A, Rev., 5.00%, 7/1/2034	375	431
Series A, Rev., 5.00%, 7/1/2039	1,225	1,396

		2,241

Total New Mexico		3,053

New York — 1.7%
Education — 0.6%
Build Resource Corp., Inwood Academy for Leadership Charter School Project
Series 2018A, Rev., 4.88%, 5/1/2031(c)	500	557
Series 2018A, Rev., 5.13%, 5/1/2038(c)	250	279
Onondaga Civic Development Corp., Le Moyne College Project
Rev., 5.00%, 1/1/2037	300	354
Rev., 5.00%, 1/1/2038	200	235
Rev., 5.00%, 1/1/2043	500	582
Yonkers Economic Development Corp., Lamartine/Warburton LLC - Charter School of Education Excellence Project
Series 2019A, Rev., 4.00%, 10/15/2029	200	214
Series 2019A, Rev., 5.00%, 10/15/2039	315	353

		2,574

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 0.3%
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project Series 2017A, Rev., 4.00%, 11/1/2042	1,000	1,043

Housing — 0.1%
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project Series 2019, Rev., 5.00%, 7/1/2042	365	421

Other Revenue — 0.3%
New York Liberty Development Corp., Goldman Sachs Headquarters Rev., 5.25%, 10/1/2035	525	714
New York State Environmental Facilities Corp., Revolving Funds, Pooled Financing Series 2005B, Rev., 5.50%, 10/15/2030(d)	390	537

		1,251

Prerefunded — 0.2%
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series BB, Rev., 5.25%, 6/15/2044(d)	250	272
New York City Water & Sewer System Series 2011EE, Rev., 5.38%, 6/15/2043(d)	290	303

		575

Transportation — 0.2%
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 1/1/2036	500	544
Rev., AMT, 5.00%, 1/1/2036	375	443

		987

Water & Sewer — 0.0%(e)
New York City Water & Sewer System Series EE, Rev., 5.38%, 6/15/2043	150	156

Total New York		7,007

North Carolina — 0.8%
Hospital — 0.8%
North Carolina Medical Care Commission, Retirement Facilities First Mortgage
Series 2019A, Rev., 5.00%, 1/1/2029	560	662
Series 2019A, Rev., 5.00%, 1/1/2030	655	772
Series 2019A, Rev., 5.00%, 1/1/2031	625	734
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Davidson Project Series 2019A, Rev., 5.00%, 1/1/2034	1,000	1,134

		3,302

Total North Carolina		3,302

North Dakota — 0.1%
Housing — 0.0%(e)
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2012A, Rev., 3.75%, 7/1/2042	50	51

Utility — 0.1%
McLean County, Solid Waste Facilities, Great River Energy Project Series A, Rev., 4.88%, 7/1/2026	210	214

Total North Dakota		265

Ohio — 4.5%
Education — 3.0%
Ohio Higher Educational Facility Commission, The Cleveland Institute of Art 2018 Project
Rev., 5.00%, 12/1/2028	500	575
Rev., 5.00%, 12/1/2033	270	302
Rev., 5.00%, 12/1/2038	685	755
Ohio Higher Educational Facility Commission, Tiffin University 2019 Project
Rev., 5.00%, 11/1/2034	2,875	3,278
Rev., 5.00%, 11/1/2039	4,890	5,496
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project Rev., 5.00%, 3/1/2034	2,000	2,302

		12,708

General Obligation — 0.1%
County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction and Improvement GO, NATL-RE, 5.25%, 12/1/2025	185	227
Greene County Series 2007A, GO, AMBAC, 5.25%, 12/1/2028	45	56

		283

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 0.8%
City of Centerville, Graceworks Lutheran Services Rev., 5.00%, 11/1/2027	380	431
County of Ross, Adena Health System Rev., 5.00%, 12/1/2039	1,000	1,223
County of Warren, Otterbein Homes
Series A, Rev., 4.00%, 7/1/2037	1,000	1,099
Series A, Rev., 4.00%, 7/1/2039	500	544
Franklin County Health Care Improvement, Presbyterian Services Series 2010A, Rev., 5.00%, 7/1/2020	100	100

		3,397

Housing — 0.0%(e)
Ohio Housing Finance Agency, Single Family Mortgage Series 2011 2, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/1/2028	20	20

Transportation — 0.6%
Cleveland-Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project
Rev., 5.00%, 12/1/2033	1,000	1,151
Rev., 5.25%, 12/1/2038	500	576
Rev., 5.50%, 12/1/2043	500	580

		2,307

Total Ohio		18,715

Oklahoma — 0.5%
Hospital — 0.3%
Oklahoma Development Finance Authority, Health System, Ou Medicine Project Series B, Rev., 5.00%, 8/15/2038	1,000	1,182

Transportation — 0.2%
Tulsa Airports Improvement Trust
Series A, Rev., AMT, 5.00%, 6/1/2024	300	343
Series A, Rev., AMT, 5.00%, 6/1/2025	420	477

		820

Water & Sewer — 0.0%(e)
Oklahoma City Water Utilities Trust, Water and Sewer System Rev., 5.38%, 7/1/2040	220	234

Total Oklahoma		2,236

Oregon — 0.5%
General Obligation — 0.1%
Clackamas County School District No. 7J, Lake Oswego GO, AGM, 5.25%, 6/1/2025	165	200
Linn County Community School District No. 9 Lebanon GO, NATL-RE, 5.50%, 6/15/2030	20	26

		226

Hospital — 0.4%
Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project
Series 2018A, Rev., 5.00%, 5/15/2038	220	244
Series 2018A, Rev., 5.00%, 5/15/2043	310	342
Salem Hospital Facility Authority, Capital Manor Project Rev., 5.00%, 5/15/2038	1,000	1,158

		1,744

Housing — 0.0%(e)
Oregon State Housing and Community Services Department, Single Family Mortgage Program Series B, Rev., AMT, 5.00%, 7/1/2030	25	26

Prerefunded — 0.0%(e)
State of Oregon, University Systems Projects Series G, GO, 5.25%, 8/1/2031(d)	105	112

Total Oregon		2,108

Pennsylvania — 10.2%
Education — 0.6%
Allegheny County Higher Education Building Authority, Duquesne University Series 2011A, Rev., 5.00%, 3/1/2020	160	162
Dallas Area Municipal Authority, Misericordia University Project
Rev., 3.25%, 5/1/2023	200	204
Rev., 5.00%, 5/1/2029	650	764
Rev., 5.00%, 5/1/2039	1,100	1,247

		2,377

General Obligation — 3.2%
Aliquippa School District
GO, 3.75%, 12/1/2033	2,000	2,189
GO, 3.88%, 12/1/2037	1,250	1,360
Allentown City School District
Series C, GO, 4.00%, 2/1/2034	1,580	1,779
Series B, GO, 5.00%, 2/1/2034	1,300	1,603
Series C, GO, 4.00%, 2/1/2035	1,000	1,123
The School Board of Philadelphia County Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,378

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
West Mifflin School District
GO, 3.00%, 4/1/2034	1,000	1,030
GO, 3.00%, 4/1/2038	1,400	1,423
Wilkes-Barre Area School District
Series 2019, GO, 3.50%, 4/15/2038	370	394
Series 2019, GO, 3.50%, 4/15/2039	230	245
Series 2019, GO, 3.75%, 4/15/2044	1,000	1,076

		13,600

Hospital — 2.3%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2038	500	544
Allegheny County Hospital Development Authority, Medical Center Series 2019A, Rev., 4.00%, 7/15/2037	2,000	2,239
Berks County Industrial Development Authority, Healthcare Facilities
Rev., 5.00%, 5/15/2033	500	567
Series 2017A, Rev., 5.00%, 5/15/2037	250	287
Rev., 5.00%, 5/15/2038	500	564
Berks County Industrial Development Authority, Tower Health Project Rev., 5.00%, 11/1/2037	1,000	1,153
Lancaster County Hospital Authority, Health Care Facilities, Moravian Manors, Inc. Project
Series 2019B, Rev., 2.88%, 12/15/2023	1,000	1,000
Series 2019A, Rev., 5.00%, 6/15/2032	545	626
Series 2019A, Rev., 5.00%, 6/15/2033	570	652
Series 2019A, Rev., 5.00%, 6/15/2038	1,110	1,255
West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project Rev., 5.00%, 12/15/2038	750	827

		9,714

Housing — 0.0%(e)
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2011- 112, Rev., AMT, 5.00%, 4/1/2028	30	31

Industrial Development Revenue/Pollution Control Revenue — 1.8%
Allegheny County Industrial Development Authority Rev., 4.88%, 11/1/2024	1,000	1,036
Bucks County Industrial Development Authority Rev., 4.00%, 8/15/2044	2,475	2,661
Luzerne County Industrial Development Authority Rev., AGM, 5.00%, 12/15/2024	70	80
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Series 2019, Rev., 4.00%, 12/1/2034	170	188
Series 2019, Rev., 4.00%, 12/1/2035	175	193
Series 2019, Rev., 4.00%, 12/1/2036	175	192
Series 2019, Rev., 4.00%, 12/1/2037	100	110
Series 2019, Rev., 4.00%, 12/1/2038	100	109
Series 2019, Rev., 5.00%, 12/1/2044	350	404
Series 2019, Rev., 5.00%, 12/1/2049	500	574
Northampton County Industrial Development Authority, Morningstar Senior Living, Inc. Project Rev., 5.00%, 11/1/2039	1,000	1,114
Philadelphia Authority for Industrial Development, International Education and Community Initiatives Project Series 2018-A, Rev., 4.50%, 6/1/2029(c)	700	737

		7,398

Other Revenue — 1.5%
Allentown Neighborhood Improvement Zone Development Authority, City Center Project
Rev., 5.00%, 5/1/2033(c)	250	292
Rev., 5.00%, 5/1/2042(c)	250	282
Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group
Rev., 3.00%, 1/1/2024(f)	1,000	1,005
Rev., 3.38%, 1/1/2029(f)	4,545	4,569

		6,148

Transportation — 0.1%
Allegheny County Airport Authority, Pittsburgh International Airport Series 2012A-1, Rev., 5.00%, 1/1/2026	350	376

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utility — 0.7%
Franklin County Industrial Development Authority, Haven Inc. Project
Rev., 5.00%, 12/1/2029	195	219
Rev., 5.00%, 12/1/2039	385	423
Rev., 5.00%, 12/1/2049	500	544
Lancaster Industrial Development Authority, Willow Valley Communities Project Rev., 5.00%, 12/1/2044	1,425	1,645

		2,831

Total Pennsylvania		42,475

Rhode Island — 0.1%
Education — 0.0%(e)
Rhode Island Student Loan Authority, Senior Series 2017A, Rev., AMT, 5.00%, 12/1/2024	100	115

Transportation — 0.1%
Rhode Island Commerce Corp. Series B, Rev., 5.00%, 7/1/2022	250	272

Total Rhode Island		387

South Carolina — 1.6%
Education — 1.2%
South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project
Series A, Rev., 4.00%, 12/1/2029(c)	1,130	1,239
Series A, Rev., 5.00%, 12/1/2034(c)	1,405	1,640
Series A, Rev., 5.00%, 12/1/2039(c)	1,795	2,059

		4,938

Industrial Development Revenue/Pollution Control Revenue — 0.4%
South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Homes Series 2018A, Rev., 5.00%, 4/1/2033	1,485	1,636

Total South Carolina		6,574

South Dakota — 0.1%
Education — 0.1%
South Dakota Health and Educational Facilities Authority, Sanford Health Rev., 5.00%, 11/1/2045	500	567

Housing — 0.0%(e)
South Dakota Housing Development Authority, Homeownership Mortgage Series 2012A, Rev., AMT, 4.50%, 5/1/2031	60	63

Total South Dakota		630

Tennessee — 2.0%
Hospital — 1.7%
Chattanooga Health Educational & Housing Facility Board, CommonSpirit Health Series A-1, Rev., 4.00%, 8/1/2044	1,000	1,077
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station
Series 2019A, Rev., 5.00%, 10/1/2029	1,350	1,354
Series 2019A, Rev., 5.50%, 10/1/2034	2,850	2,893
Series 2019A, Rev., 5.75%, 10/1/2054	1,000	992
Series 2019A, Rev., 5.75%, 10/1/2059	1,000	970

		7,286

Housing — 0.3%
Nashville Metropolitan Development and Housing Agency, Tax Increment, Fifth Broadway Development Project
Rev., 4.50%, 6/1/2028(c)	500	544
Rev., 5.13%, 6/1/2036(c)	425	475
Tennessee Housing Development Agency, Homeownership Program
Series A, Rev., AMT, 4.50%, 7/1/2031	30	31
Series 1A, Rev., AMT, 4.50%, 1/1/2038	75	77

		1,127

Total Tennessee		8,413

Texas — 4.2%
Education — 2.7%
Arlington Higher Education Finance Corp., Winfree Academy Charter Schools
Series 2019A, Rev., 5.15%, 8/15/2029	450	489
Series 2019A, Rev., 5.75%, 8/15/2043	1,000	1,116
Danbury Higher Education Authority, Inc., Golden Rule Schools, Inc. Series 2019A, Rev., 5.00%, 8/15/2039	3,000	3,173
New Hope Cultural Education Facilities Finance Corp., Beta Academy
Series A, Rev., 3.38%, 8/15/2029(c)	300	302
Series A, Rev., 4.00%, 8/15/2029(c)	330	354
Series A, Rev., 5.00%, 8/15/2039(c)	1,035	1,126
Series A, Rev., 5.00%, 8/15/2049(c)	670	704

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series A, Rev., 5.50%, 7/1/2054	1,000	1,051
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project Rev., 5.00%, 10/1/2039	1,000	1,097
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. Project
Rev., 4.00%, 1/1/2029	300	311
Rev., 5.00%, 1/1/2039	205	219
Newark Higher Education Finance Corp., Austin Achieve Public Schools, Inc.
Rev., 4.25%, 6/15/2028	150	154
Rev., 5.00%, 6/15/2033	150	155
Rev., 5.00%, 6/15/2038	250	257
Permanent University Fund - Texas A&M University System
Series B, Rev., 5.25%, 7/1/2028	140	183
Series B, Rev., 5.25%, 7/1/2030	395	532
Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center Series A, Rev., 5.25%, 12/1/2039	170	193

		11,416

General Obligation — 0.1%
North East Independent School District GO, PSF-GTD, 5.25%, 2/1/2027	200	251

Hospital — 0.2%
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project Rev., 4.00%, 7/15/2045	940	961

Housing — 0.4%
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas Series A-1, Rev., 5.00%, 12/1/2039	1,420	1,560
Texas Department of Housing and Community Affairs, Residential Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2029	35	36

		1,596

Other Revenue — 0.3%
City of Temple, Reinvestment Zone Series A, Rev., 5.00%, 8/1/2028(c)	940	1,051

Prerefunded — 0.0%(e)
Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc. Series A, Rev., 6.00%, 2/15/2030(d)	100	101

Transportation — 0.0%(e)
Dallas Area Rapid Transit, Senior Lien Rev., AMBAC, 5.25%, 12/1/2029	130	173

Utility — 0.2%
Matagorda County Navigation District No. 1, Central Power and Light Co. Project Rev., 2.60%, 11/1/2029	1,000	1,042

Water & Sewer — 0.3%
City of Houston, Combined Utility System, Capital Appreciation Series A, Rev., AGM, 0.00%, 12/1/2027(d)	30	26
Texas Water Development Board, State Water Implementation Series 2019A, Rev., 4.00%, 10/15/2044	900	1,021

		1,047

Total Texas		17,638

Utah — 1.1%
Education — 0.4%
Utah Charter School Finance Authority
Series A, Rev., 4.00%, 4/15/2032	250	283
Series A, Rev., 4.00%, 4/15/2033	260	292
Series A, Rev., 5.00%, 4/15/2034	235	289
Series A, Rev., 5.00%, 4/15/2039	700	853

		1,717

Other Revenue — 0.2%
Utah Transit Authority, Sales Tax
Series C, Rev., AGM, 5.25%, 6/15/2025	40	48
Series 2006C, Rev., AGM, 5.25%, 6/15/2032	450	605

		653

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Transportation — 0.5%
Utah Infrastructure Agency
Rev., 4.00%, 10/15/2033	500	536
Rev., 4.00%, 10/15/2036	500	531
Rev., 4.00%, 10/15/2039	700	735
Rev., 4.00%, 10/15/2042	475	494

		2,296

Total Utah		4,666

Vermont — 0.2%
Education — 0.2%
Vermont Student Assistance Corp., Education Loan
Series A, Rev., AMT, 4.00%, 6/15/2032	200	213
Series A, Rev., AMT, 4.00%, 6/15/2033	250	265
Series 2018A, Rev., AMT, 4.00%, 6/15/2034	200	213

		691

Total Vermont		691

Virginia — 3.7%
Education — 0.2%
Danville Industrial Development Authority, Averett University Series A, Rev., 4.75%, 10/1/2032	760	812

Hospital — 0.9%
Chesapeake Hospital Authority, Regional Medical Center
Rev., 4.00%, 7/1/2035	1,000	1,145
Rev., 4.00%, 7/1/2036	1,175	1,328
Rev., 4.00%, 7/1/2037	1,205	1,357

		3,830

Housing — 1.1%
Norfolk Redevelopment and Housing Authority, Harbors Edge Project
Series 2019B, Rev., 4.00%, 1/1/2025	2,000	2,001
Series 2019A, Rev., 5.00%, 1/1/2034	1,000	1,097
Series 2019A, Rev., 4.38%, 1/1/2039	1,250	1,332

		4,430

Industrial Development Revenue/Pollution Control Revenue — 0.8%
Roanoke County Economic Development Authority, Residential Care Facility, Richfield Living
Series 2019A, Rev., 4.75%, 9/1/2029	1,000	1,044
Series 2019A, Rev., 5.00%, 9/1/2034	2,000	2,091

		3,135

Prerefunded — 0.0%(e)
Virginia Resources Authority, Infrastructure, Pooled Financing Program Series 2011A, Rev., 5.00%, 11/1/2025(d)	70	75

Utility — 0.7%
Fredericksburg Economic Development Authority, Stadium Project
Series B, Rev., 6.13%, 9/1/2029(c)	2,000	2,014
Series B, Rev., 7.00%, 9/1/2044(c)	1,000	1,007

		3,021

Total Virginia		15,303

Washington — 3.0%
General Obligation — 0.6%
Pend Oreille County, Public Hospital District No. 1
GO, 5.00%, 12/1/2033	1,000	1,158
GO, 5.00%, 12/1/2038	1,255	1,435

		2,593

Hospital — 0.3%
Washington Health Care Facilities Authority, Commonspirit Health Series A-1, Rev., 4.00%, 8/1/2044	1,000	1,077

Housing — 1.1%
Washington State Housing Finance Commission, Homeownership Program Series A, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 4/1/2029	20	21
Washington State Housing Finance Commission, The Heart Stone Project
Series 2018A, Rev., 4.50%, 7/1/2028(c)	965	1,041
Series 2018A, Rev., 5.00%, 7/1/2038(c)	825	891
Washington State Housing Finance Commission, Transforming Age Project
Series 2019A, Rev., 5.00%, 1/1/2034(c)	745	832
Series 2019A, Rev., 5.00%, 1/1/2039(c)	1,495	1,651

		4,436

Other Revenue — 0.3%
Washington State Housing Finance Commission, Judson Park Project
Rev., 4.00%, 7/1/2028(c)	535	567
Rev., 5.00%, 7/1/2033(c)	535	589
Rev., 5.00%, 7/1/2038(c)	300	327

		1,483

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Utility — 0.7%
Pend Oreille County, Public Utility District No. 1, Box Canyon Production System Rev., 5.00%, 1/1/2039	2,605		3,016

Total Washington			12,605

West Virginia — 0.8%
Hospital — 0.8%
West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc.
Series 2019A, Rev., 5.00%, 9/1/2038	1,250		1,514
Series 2019A, Rev., 5.00%, 9/1/2039	1,400		1,691

			3,205

Total West Virginia			3,205

Wisconsin — 3.8%
Education — 2.4%
Public Finance Authority, Community School of Davidson Project
Rev., 3.75%, 10/1/2023	300		306
Rev., 5.00%, 10/1/2033	775		865
Public Finance Authority, Minnesota College of Osteopathic Medicine
Series 2019A-1, Rev., 5.50%, 12/1/2048(c)	17		17
Series 2019A-2, Rev., 7.25%, 12/1/2048(c)	46		46
Public Finance Authority, Piedmont Community Charter School
Rev., 5.00%, 6/15/2027	160		190
Rev., 5.00%, 6/15/2028	505		604
Rev., 5.00%, 6/15/2034	215		255
Rev., 5.00%, 6/15/2039	390		454
Rev., 5.00%, 6/15/2049	1,000		1,148
Public Finance Authority, Wilson Preparatory Academy
Series 2019A, Rev., 4.13%, 6/15/2029(c)	545		567
Series 2019A, Rev., 5.00%, 6/15/2039(c)	500		524
Series 2019A, Rev., 5.00%, 6/15/2049(c)	1,100		1,145
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System
Series 2019A, Rev., 5.00%, 11/1/2026	355		392
Series 2019A, Rev., 5.00%, 11/1/2027	370		412
Series 2019A, Rev., 5.00%, 11/1/2028	470		526
Series 2019A, Rev., 5.00%, 11/1/2029	315		351
Series 2019A, Rev., 5.00%, 11/1/2030	515		570
Wisconsin Health and Educational Facilities Authority, St. John’s Communities, Inc. Project Series A, Rev., 4.25%, 9/15/2035	1,500		1,545

			9,917

Hospital — 0.3%
Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital, Inc.
Series B, Rev., 5.00%, 7/1/2038	150		174
Series A, Rev., 5.00%, 7/1/2044	210		240
Series A, Rev., 5.00%, 7/1/2049	750		856

			1,270

Other Revenue — 1.1%
Public Finance Authority Rev., 4.25%, 10/1/2038(c)	2,000		2,032
Public Finance Authority, Cedars Obligated Group Rev., 4.25%, 5/1/2029(c)	1,000		1,010
Public Finance Authority, The Evergreens Obligated Group Rev., 5.00%, 11/15/2044	1,565		1,793

			4,835

Total Wisconsin			16,022

TOTAL MUNICIPAL BONDS (Cost $383,934)			397,616

	Shares (000)
COMMON STOCKS — 0.0%(e)
Oil, Gas & Consumable Fuels — 0.0%(e)
Southcross Holdco Equity*‡ (Cost $12)	—	(g)	12

SHORT-TERM INVESTMENTS — 6.2%
INVESTMENT COMPANIES — 6.2%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.04%(h)(i)(Cost $25,850)	25,851		25,851

Total Investments — 101.4% (Cost $409,796)			423,479
Liabilities in Excess of Other Assets — (1.4)%			(5,836)

Net Assets — 100.0%			417,643

Percentages indicated are based on net assets.

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CHESLA	Connecticut Higher Education Supplemental Loan Authority
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2019.

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Amount rounds to less than one thousand.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$—	$12	$12
Debt Securities
Municipal Bonds	—	397,616	—	397,616
Short-Term Investments
Investment Companies	25,851	—	—	25,851

Total Investments in Securities	$25,851	$397,616	$12	$423,479

There were no transfers into or out of level 3 for the period ended November 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.04%(a)(b)	$12,206	$204,909	$191,261	$(3)	$—	(c)	$25,851	25,851	$269	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.
(c)	Amount rounds to less than one thousand.